Condensed Financial Information of the Parent Company - Condensed Balance Sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Jul. 17, 2018 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 5,934,742	$ 852,472	¥ 4,586,405
Restricted cash	974,932	140,040	2,174,042
Short-term investments	4,579,313	657,777	6,061,832
Accounts receivable, net	3,627,749	521,094	2,889,234
Prepayments and other assets	3,719,228	534,234	2,696,381
Amounts due from related parties	211,993	30,451	281,710
Licensed copyrights, net	1,224,881	175,943	1,163,839
Total current assets	20,272,838	2,912,011	19,853,443
Non-current assets:
Fixed assets, net	1,754,367	251,999	1,618,147
Long-term investments	2,982,154	428,360	2,572,040
Deferred tax assets, net	34,916	5,015	23,873
Licensed copyrights, net	6,287,330	903,118	6,640,910
Intangible assets, net	813,960	116,918	1,678,193
Produced content, net	4,355,221	625,588	3,736,063
Goodwill	3,888,346	558,526	3,888,346	¥ 588,857
Amounts due from related parties	172,200	24,735	52,800
Total non-current assets	24,519,712	3,522,035	24,906,255
Total assets	44,792,550	6,434,046	44,759,698
Non-current liabilities:
Long-term loans	880,278	126,444	644,169
Convertible senior notes	12,296,868	1,766,335	4,712,284
Deferred tax liabilities	30,136	4,329	96,405
Amounts due to related parties	1,061,883	152,530	1,281,370
Other non-current liabilities	232,555	33,404	57,551
Total non-current liabilities	14,904,452	2,140,891	6,791,779
Total liabilities	35,077,618	5,038,583	26,604,135
Commitments and contingencies
Shareholders’ equity:
Additional paid-in capital	41,298,328	5,932,134	39,666,150
Accumulated deficit	(33,834,357)	(4,860,001)	(23,509,486)
Accumulated other comprehensive income	2,106,718	302,611	1,879,946
Total liabilities, mezzanine equity and shareholders’ equity	44,792,550	6,434,046	44,759,698
Class A Ordinary Shares
Shareholders’ equity:
Ordinary shares, value	142	20	138
Class B Ordinary Shares
Shareholders’ equity:
Ordinary shares, value	183	26	183
iQIYI, INC
Current assets:
Cash and cash equivalents	2,774,681	398,558	2,071,921
Restricted cash	0	0	508,987
Short-term investments	1,237,730	177,789	2,524,609
Prepayments and other assets	16,849	2,420	8,791
Amounts due from entities within the Group	17,967,978	2,580,939	16,528,487
Total current assets	21,997,238	3,159,706	21,642,795
Non-current assets:
Long-term investments	0	0	137,564
Investment in subsidiaries, VIEs and VIEs’ subsidiaries	0	0	372,373
Amounts due from entities within the Group	0	0	695,906
Total non-current assets	0	0	1,205,843
Total assets	21,997,238	3,159,706	22,848,638
Current liabilities:
Accrued expenses and other liabilities	99,823	14,339	57,284
Non-current liabilities:
Convertible senior notes	12,296,868	1,766,335	4,712,284
Other non-current liabilities	29,533	4,242	42,139
Total non-current liabilities	12,326,401	1,770,577	4,754,423
Total liabilities	12,426,224	1,784,916	4,811,707
Commitments and contingencies
Shareholders’ equity:
Additional paid-in capital	41,298,328	5,932,134	39,666,150
Accumulated deficit	(33,834,357)	(4,860,001)	(23,509,486)
Accumulated other comprehensive income	2,106,718	302,611	1,879,946
Total shareholders’ equity	9,571,014	1,374,790	18,036,931
Total liabilities, mezzanine equity and shareholders’ equity	21,997,238	3,159,706	22,848,638
iQIYI, INC | Class A Ordinary Shares
Shareholders’ equity:
Ordinary shares, value	142	20	138
iQIYI, INC | Class B Ordinary Shares
Shareholders’ equity:
Ordinary shares, value	¥ 183	$ 26	¥ 183